Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Statement of Cash Flows [Abstract]
Net Income	$ 26,424	$ 7,716
Reconciliation of net income to net cash provided by (used in) operating activities:
Depreciation, amortization and goodwill impairment	6,775	5,091
Net amortization of premium on investments	740	1,050
Stock compensation expense	418	367
Equity in (earnings) losses of unconsolidated subsidiaries	(1,123)	811
Net realized gain on investments	0	(1,698)
Realized loss on premise and equipment disposals	0	86
Bad debt expense	7,086	3,557
Foreign currency translation, net of tax	(597)	0
Changes in assets and liabilities:
Accrued investment income	(430)	1,569
Premiums and other receivables	(247,513)	(36,438)
Deferred acquisition costs, net	(38,981)	(3,338)
Reinsurance recoverable on unpaid losses	23,354	4,004
Prepaid reinsurance premiums	(6,692)	(2,619)
Prepaid expenses and other assets	576	(1,573)
Unpaid loss and loss adjustment expense reserves	56,238	(5,273)
Unearned premiums	216,325	22,979
Unearned service contract and other revenue	1,639	3,253
Reinsurance payable	24,199	7,787
Accounts payable	93,033	(5,212)
Income tax payable	17,028	(9,810)
Deferred tax liability	(12,199)	6,012
Other liabilities	(4,447)	(380)
Net cash provided by (used in) operating activities	161,853	(2,059)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment in unconsolidated subsidiaries	(1,576)	(3,068)
Purchases of other investments	(349)	0
Acquisition of consolidated subsidiaries, net of cash obtained	6,393	0
Purchases of short term investments	(124,000)	(68,306)
Proceeds from sale of short-term investments	124,000	72,911
Purchases of premises and equipment	(3,525)	(1,788)
Disposals of premises and equipment	0	49
Purchases of fixed maturities	(324,903)	(85,802)
Proceeds from sale and maturity of fixed maturities	62,834	110,024
Net cash provided by (used in) investing activities	(261,126)	24,020
Cash flows from financing activities:
Securities sold under agreements to repurchase, net	(42,636)	0
Securities sold but not yet purchased, net	0	(22,881)
Notes payable repayments	(1,394)	(30,988)
Proceeds from notes payable	125	21,760
Issuance of common stock	178,639	0
Dividends paid	(932)	0
Net cash provided by (used in) financing activities	133,802	(32,109)
Net increase (decrease) in cash and cash equivalents	34,529	(10,148)
Cash and cash equivalents, beginning of the period	73,823	39,937
Cash and cash equivalents, end of the period	108,352	29,789
Supplemental disclosures of cash flow information:
Cash paid for income taxes	1,700	7,500
Cash paid for interest	$ 728	$ 570